Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
3.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company measures its cash equivalents and marketable securities at fair value. The Company also determines the fair value of long-term investments and long-lived assets whenever events or changes in circumstances indicate the carrying value may
not
be recoverable. A
three
-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level
1
– Observable inputs such as quoted prices for identical instruments in active markets;
Level
2
– Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
Level
3
– Unobservable inputs in which there is little or
no
market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

(In Thousands)

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2018

Cash and cash equivalents
Money market funds	$-	$165	$-	$165

Long-term investments
Excelliance MOS Co., Ltd (“EMC”)	$9,417	$-	$-	$9,417

Items measured at fair value on a recurring basis at December 31, 2017

Cash and cash equivalents
Money market funds	$-	$163	$-	$163

	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a nonrecurring basis at December 31, 2018 (nil at December 31, 2017)

Long-term investments
Philip Ventures Enterprise Fund (“PVEF”)	$-	$-	$36	$36	$-
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	-	-	992	992	(240)

	$-	$-	$1,028	$1,028	$(240)

The fair value estimates in the money market funds are based on observable market information rather than market quotes. Accordingly, the estimates of fair value for short-term investments were determined based on Level
2
inputs at
December 31, 2018
and
2017,
respectively.